Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable, gross	$ 338,944	$ 450,606
Less: bad debt provision	(37,898)	(175,744)
Accounts receivable, net	$ 301,046	$ 274,862